Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions
Related Party Transactions
15.	Related Party Transactions

On February 3, 2025, the Company entered into an amended and restated management agreement with Danaos Shipping Co. Ltd (the “Manager” or “Danaos Shipping”), effective as of January 1, 2025 until December 31, 2025, removing the provision of certain commercial services provided to the Company by Danaos Shipping and the related fees payable by the Company. Under this agreement the Company pays to the Manager the following fees:

(i)	an annual management fee of $2.0 million and 100,000 shares of the Company’s common stock, payable annually,
(ii)	a daily vessel management fee of $475 for vessels on bareboat charter, pro-rated for the number of calendar days the Company owns each vessel,
(iii)	a daily vessel management fee of $950 for vessels on time charter and voyage charter, pro-rated for the number of calendar days the Company owns each vessel,
(iv)	a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff, and
(v)	a fee of $1 per Emission Allowance required to be surrendered by the Responsible entity under the EU ETS or any other applicable emission scheme in any calendar year.

On August 1, 2025, the Company further amended the management agreement with the Manager to extend the termination date to December 31, 2026, and under which the Company will pay the following fees:

(i)	an annual management fee of (a) $2.0 million for the remainder of 2025 and (b) $2.5 million effective as of January 1, 2026,
(ii)	100,000 shares of the Company’s common stock, payable annually in the fourth quarter of each year,
15.	Related Party Transactions (Continued)

(iii)	a daily vessel management fee of (a) $475 for vessels on bareboat charter for the remainder of 2025 and (b) $550 for vessels on bareboat charter for 2026, effective as of January 1, 2026, each pro-rated for the number of calendar days the Company owns each vessel,
(iv)	a daily vessel management fee (a) of $950 for vessels on time charter or voyage charter for the remainder of 2025 and (b) of $1,100 for vessels on time charter or voyage charter for 2026, effective as of January 1, 2026, each pro-rated for the number of calendar days the Company owns each vessel,
(v)	a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for on premises supervision of any newbuilding contracts by selected engineers and other staff, and
(vi)	a fee of $1 per Emission Allowance required to be surrendered by the Responsible entity under the EU ETS or any other applicable emission scheme in any calendar year.

On February 3, 2025, the Company entered into a brokerage services agreement with Danaos Chartering Services Inc. (“Danaos Chartering”), effective as of January 1, 2025 until December 31, 2025, for the provision of commercial services at the same fees previously payable to Danaos Shipping Company Limited. Danaos Chartering, a newly-formed affiliate of Danaos Shipping, is ultimately owned by Danaos Investment Limited (“DIL”), the Company’s largest stockholder. On August 1, 2025, the Company amended the brokerage services agreement with Danaos Chartering to extend the termination date to December 31, 2026. Except for this change in the termination time, all other terms and fee structures of the agreement remain unchanged, under which the Company will pay:

(i)	a management fee of 1.25%
(ii)	on all freight, charter hire, ballast bonus and demurrage for each vessel, and
(iii)	a fee of 1.0% based on the contract price of any vessel bought or sold by it on the Company’s behalf, including newbuilding contracts.

For the six month period ended June 30, 2026 and 2025, management fees to Danaos Shipping amounted to $18.2 million and $15.3 million, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income. For the six month periods ended June 30, 2026 and 2025, commissions for commercial services to Danaos Chartering and Danaos Shipping amounted to $6.8 million and $6.4 million, respectively, and are presented under “Voyage expenses” in the condensed consolidated statements of income. Commissions on the contract price of newly acquired vessels charged by Danaos Chartering and Danaos Shipping totaled $0.3 million and $1.2 million in the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, and were capitalized to the cost of the newly acquired vessels. Additionally, supervision fees for vessels under construction charged by Danaos Shipping and capitalized to vessels under construction totaled $3.0 million and $1.9 million in the six months ended June 30, 2026 and the year ended December 31, 2025, respectively.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $59.0 million and $46.8 million as of June 30, 2026 and December 31, 2025, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses.

The defined benefit obligation for executive officers of $21.7 million and $21.5 million is presented within “Other long-term liabilities” in the condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively. Prior service cost related to this obligation of $1.1 million and $0.6 million was reclassified from accumulated other comprehensive loss to “Other (expenses)/income, net” for the six months ended June 30, 2026 and 2025, respectively. Foreign exchange resulted in a gain of $0.6 million and a loss of $1.6 million, which were recognized in “Other (expenses)/income, net” for the six months ended June 30, 2026 and 2025, respectively. Interest cost of $0.3 million and $0.2 million was recognized in “Other finance expenses” for the six months ended June 30, 2026 and 2025, respectively. In addition, $2.3 million of amortization related to prior service cost and net loss is expected to be reclassified to “Other (expenses)/income, net” during the twelve-month period ending June 30, 2027.